General	12 Months Ended
Dec. 31, 2021
General [Abstract]
GENERAL

NOTE 1: GENERAL

a.	BiondVax Pharmaceuticals Ltd. (“the Company”) is focused on developing and ultimately commercializing products for prevention and treatment of infectious diseases and Other illnesses. The Company was incorporated on July 21, 2003 in Israel, and started its activity on March 31, 2005. The Company’s principal executive offices and main laboratory are located at Jerusalem BioPark, 2nd floor, Hadassah Ein Kerem Campus, Jerusalem, Israel, next to Hadassah University Hospitals and Hebrew University’s Medical School.

b.	On May 15, 2015, the Company completed a public offering of securities in the United States.

c.	On March 28, 2017, the Company received an approval from the Investment Center of the Ministry of Economy and Industry of the State of Israel, for a grant (“the Grant”) representing 20% of NIS 20,000 budget to be utilized towards the construction of a factory for the production of Phase 3 and commercial batches of the Company’s product. The receipt of the Grant is subject to certain terms and conditions, including those outlined under the Israeli Encouragement of Capital Investment Law, 1959. The terms and conditions include, inter alia, the following: (a) at least 24% of the investments in the planned manufacturing facility’s fixed assets will be financed by additional share capital; (b) the Company will maintain its intellectual property and manufacturing facility in Israel for a period of at least 10 years.

To the report date the Company did not meet all the terms and conditions set by the Investment Center of the Ministry of Economy and Industry of the State of Israel.

d.	On October 23, 2020, the Company announced Phase 3 clinical trial results of the M-001 universal vaccine product. The results did not demonstrate a statistically significant difference between the vaccinated group and the placebo group in reduction of flu illness and severity. Therefore, the study failed to meet both the primary and secondary efficacy endpoints. However, the study’s primary safety endpoint was met.

e.	On January 26, 2021, the EIB notified the Company among other thing that they will not consider the failure of the Company’s pivotal phase 3 trial for M-001 to meet the primary and secondary efficacy endpoints as a trigger for prepayment of a loan extended under the Finance Contract. However, the EIB cautioned the Company that their letter is not a consent, agreement, amendment or waiver in respect of the terms of the Finance Contract, reserving any other right or remedy the EIB may have now or subsequently. If some or all of the loans under the Finance Contract are accelerated by the EIB, or secured creditor remedies are exercised, the Company expect such events to adversely impact the Company’s ability to continue as a going concern.

As of December 31, 2021, the EIB loan balance is $20,338 (approximately NIS 63,252) and presented as long term liability. Refer also to Note 18.

f.	On October 19, 2021 the Company signed a term sheet that includes binding financial terms of contemplated definitive agreements with the Max Planck Society and the University Medical Center Göttingen in Germany, including an exclusive worldwide licensing of novel COVID-19 VHH antibody candidates. The parties intend to enter into a 5-year strategic research collaboration including an option for BiondVax to license innovative VHH antibodies. Frequently referred to as nanobodies, VHH antibodies have the potential to serve as therapeutics and diagnostics for many diseases. The transaction is subject to execution of definitive agreements.

On December 22, 2021, the Company signed definitive agreements with the Max Planck Society (“MPG”), the parent organization of the Max Planck Institute for Biophysical Chemistry, and the University Medical Center Göttingen (“UMG”), both in Germany, to enter into a strategic collaboration for the development and commercialization of innovative Covid-19 NanoAbs, effective from January 1, 2022. The agreements provide for an upfront payment, development and sales milestones and royalties based on sales and sharing of sublicense revenues.

On March 23, 2022, the Company executed an additional research collaboration agreement with MPG and UMG covering development and commercialization of NanoAbs for several other disease indications with large market sizes that leverage their unique binding affinity, stability at high temperatures, and potential for more effective and convenient routes of administration. These targets are the basis for validated and currently marketed monoclonal antibodies, including for conditions such as psoriasis, asthma, macular degeneration, and psoriatic arthritis.

g.	During the year ended December 31, 2021, the Company incurred a loss of NIS 39,978 ($ 12,854) and negative cash flows from operating activities of NIS 24,484 ($ 7,873) and it has an accumulated deficit of NIS 364,771 ($ 117,290) as of that date.

To date the Company has not generated any revenues and may need additional funds to finance its operation in the future.

Furthermore, the Company’s ability to continue as a going concern and execute on its business plan is dependent upon its ability to raise capital through private or public financings, enter into a commercial agreement or engage in a strategic alternative, among others. The Company currently intend to finance its activities through any of the above. However, there are no assurances that the Company will be successful in raising such capital or, in the event of a capital raising, that such capital will be available on terms acceptable to the Company.

The Company’s management and Board of Directors are of the opinion that its current financial resources will be sufficient to continue the development of the Company’s products for at least the next twelve months.